UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2007         (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Rorer Large Cap Fund

January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 90.3%
Consumer Discretionary - 9.2%
Home Depot, Inc.	203		$8,270
IAC/InterActive Corp.*	289		11,098
Target Corp.	152		9,327
Time Warner Co., Inc.	226		4,943
Walt Disney Co., The	269		9,461
Total Consumer Discretionary			43,099
Consumer Staples - 9.3%
Coca-Cola Co., The	238		11,395
CVS Corp.	305		10,263
PepsiCo, Inc.	172		11,221
Procter & Gamble Co.	165		10,704
Total Consumer Staples			43,583
Energy - 11.0%
ChevronTexaco Corp.	126	[2]	9,183
ConocoPhillips Co.	178		11,820
Devon Energy Corp.	92		6,448
ENSCO International, Inc.	139	[2]	7,071
Halliburton Co.	253		7,474
Valero Energy Corp.	178		9,662
Total Energy			51,658
Financials - 21.6%
Aflac, Inc.	256		12,188
American International Group, Inc.	161		11,020
Citigroup, Inc.	234		12,900
Marsh & McLennan Co., Inc.	284		8,378
MBIA, Inc.	117	[2]	8,404
Merrill Lynch & Co., Inc.	126		11,789
Morgan Stanley Co.	180		14,902
St. Paul Travelers Companies, Inc., The	217		11,034
TD Ameritrade Holding Corp.*	592		10,472
Total Financials			101,087
Health Care - 15.4%
Amgen, Inc.*	144		10,133
Baxter International, Inc.	179		8,889
Express Scripts, Inc.*	73		5,075
Johnson & Johnson Co.	126		8,417
Medtronic, Inc.	185		9,888
Quest Diagnostics, Inc.	122		6,403
St. Jude Medical, Inc.*	121		5,174
Thermo Electron*	149		7,130
Wyeth	95		4,694
Zimmer Holdings, Inc.*	73	[2]	6,148
Total Health Care			71,951
Industrials - 11.6%
Caterpillar, Inc.	162		10,379
Danaher Corp.	84		6,221
General Electric Co.	359		12,942
Illinois Tool Works, Inc.	134		6,833
L-3 Communications Holdings, Inc.	140		11,528
United Parcel Service, Inc., Class B	91		6,577
Total Industrials			54,480
Information Technology - 11.3%
Apple Computer, Inc.*	62		5,315
Cisco Systems, Inc.*	229		6,089

Rorer Large Cap Fund

January 31, 2007

Schedule of Portfolio Investments

Security Description	Shares		Value
Information Technology - 11.3% (continued)
Corning, Inc.*	453		$9,441
Hewlett-Packard Co.	99		4,285
Intuit, Inc.*	131		4,120
Linear Technology Corp.	209	[2]	6,469
Motorola, Inc.	336		6,670
Xerox Corp.*	608		10,458
Total Information Technology			52,847
Telecommunication Services - 0.9%
Sprint Corp.	236		4,208
Total Common Stocks (cost $372,411)			422,913
Other Investment Companies - 8.8% [1]
Bank of New York Institutional Cash Reserve Fund, 5.31% [3]	41,006		41,006
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	49		49
Total Other Investment Companies (cost $41,055)			41,055
Total Investments - 99.1% (cost $413,466)			463,968
Other Assets, less Liabilities - 0.9%			4,034
Net Assets - 100%			$468,002

Note: Based on the cost of investments of $413,778 for Federal income tax purposes at January 31, 2007, the aggregate gross unrealized appreciation and depreciation were $51,887 and $1,697, respectively, resulting in net unrealized appreciation of investments of $50,190.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the January 31, 2007, seven-day previous seven days’ average yield, which refers to the sum of the dividends paid, expressed as an annual percentage.

[2]	Some of these shares, amounting to a market value of $39,754, or 8.5% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date: March 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: March 13, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: March 13, 2007